ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	January 31, 2025	October 31, 2024
Accrued payroll related liabilities	$667,000	$667,000
Lab equipment and supplies payables	19,000	54,000
Clinical trial and research payables	645,000	648,000
Legal fees payable	97,000	127,000
Other professional fees payable	141,000	119,000
Accrued commissions payable	29,000	18,000
Construction payables	9,000	9,000
Other payables and accrued expenses	151,000	77,000
Total Accounts Payable and Accrued Expenses	$1,758,000	$1,719,000

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	October 31, 2024	October 31, 2023
Accrued payroll related liabilities	$667,000	$667,000
Lab equipment and supplies payables	54,000	407,000
Clinical trial and research payables	648,000	675,000
Legal fees payable	127,000	479,000
Other professional fees payable	119,000	81,000
Accrued IRS penalty	-	86,000
Accrued commissions payable	18,000	102,000
Construction payables	9,000	9,000
Other payables and accrued expenses	77,000	106,000
Total Accounts Payable and Accrued Expenses	$1,719,000	$2,612,000

During February 2024, the Internal Revenue Service (“IRS”) notified the Company that the Company’s appeal for full abatement of penalties and interest ($92,000 as of February 2024) associated with delinquent filed returns for the tax years ended 2012 – 2015 was granted. The Company recorded the abatement as other income for the year ended October 31, 2024.